Derivative Liabilities - Additional Information (Details) In Thousands, unless otherwise specified	12 Months Ended		208 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Options Held [Member] USD ($)	Dec. 31, 2012 Options Held [Member] USD ($)	Dec. 31, 2013 Investor warrants expiring April 30, 2015 [Member] USD ($)		Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member] USD ($)	Dec. 31, 2013 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2013 Investor warrants expiring March 29, 2016 [Member] USD ($)		Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member] USD ($)	Dec. 31, 2013 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2013 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2012 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2013 Options to Contractors [Member] USD ($)	Dec. 31, 2012 Options to Contractors [Member] USD ($)	Dec. 31, 2011 Options to Contractors [Member]
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants	22,035		22,035			13,337	[1]				4,698	[2]
Warrant exercise price									1.44	[1]				1.44	[2]
Expiration Date						Apr. 30, 2015	[1]				Mar. 29, 2016	[2]
Fair value of warrants						$ 2,015		$ 4,698			$ 794		$ 1,847
Gain/(Loss) on Derivative Instruments	3,777	(1,563)	7,034			2,683		(1,026)			1,052		(507)			0	0	42	(30)
Rights offered for each common shares held																				108
Derivative Liability				$ 54	$ 96

[1]	On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.